WARRANTS	12 Months Ended
Dec. 31, 2022
Warrants
WARRANTS

14. WARRANTS

The Company granted 3,813,593 and 18,494,021 common stock warrants, during the year ended December 31, 2022 and 2021, respectively. During 2022 warrant holders did not exercise any warrants, and 2,108,750 warrants expired. The weighted average exercise price of warrants outstanding on December 31, 2022, is $0.6033, and the weighted average remaining contractual life is 0.90 years. During 2021 warrant holders did not exercise any warrants, and 11,721,250 warrants expired. The weighted average exercise price of warrants outstanding on December 31, 2021, is $0.7088, and the weighted average remaining contractual life is 0.10 years.

A portion of outstanding warrants are denominated in a currency other than the Company’s functional currency. The fair value of each of these warrants is estimated using the Black-Scholes valuation method, see Note 13.

Since the expected life of the warrants was greater than the Company’s historical stock information available, the Company determined the expected volatility based on price fluctuations of comparable public companies.

The following table summarizes changes in warrants outstanding in each year:

	December 31, 2022	December 31, 2021
Outstanding at beginning of year	18,102,771	11,330,000
Issuances	3,813,593	18,494,021
Expirations	(2,108,750)	(11,721,250)
Outstanding at end of year	19,807,614	18,102,771
Weighted Average Price	$0.6033	$0.7088